Note 8 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2025	$4,006,587	$(1,291,419)	$2,715,168
Depreciation	-	(63,060)	(63,060)
Vessel acquisitions and other vessels’ costs	44,412	-	44,412
Balance, June 30 2025	$4,050,999	$(1,354,479)	$2,696,520